Income Tax - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Parentheticals) (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
Income tax computed at statutory EIT rate	25.00%	25.00%